Shareholders' Equity - outstanding warrants (Details) - American Depositary Shares - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Warrants exercised	2,077,673	2,077,673
Equity-classified Warrants	567,673	567,673
Liability-classified Warrants	1,510,000	1,510,000
2019 Investor Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 60.00
Equity-classified Warrants	59,211	59,211
2019 Placement Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 57.00
Equity-classified Warrants	8,881	8,881
2020 Investor Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 44.00
Equity-classified Warrants	139,882	139,882
2020 Placement Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 51.00
Equity-classified Warrants	22,481	22,481
July 2021 Placement Agent Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 46.40
Equity-classified Warrants	19,919	19,919
December 2021 Investor Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 33.00
Equity-classified Warrants	107,775	107,775
December 2021 Placement Agent Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 35.00
Equity-classified Warrants	8,622	8,622
March 2022 Investor Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 28.00
Equity-classified Warrants	186,020	186,020
March 2022 Placement Agent Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 30.00
Equity-classified Warrants	14,882	14,882
Series A warrants | September 2022 Investor Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 17.00
Liability-classified Warrants	755,000	755,000
Series B warrants | September 2022 Investor Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 17.00
Liability-classified Warrants	755,000	755,000